Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Investments
Schedule of changes in the Group's long-term investments

	Cost Method/
	Equity Securities		Available-for-Sale
	Without Readily		Securities/
	Determinable Fair		Readily Determinable
	Values	Equity Method	Fair Values	Total
	(In thousands)
Balance at December 31, 2015	$281,707	$141	$12,831	$294,679
Investments made/transfers from prepayments	147,767	4,324	—	152,091
Loss from equity method investment	—	(130)	—	(130)
Disposal of investments	(6,010)	—	(5,000)	(11,010)
Impairment on investments	(31,586)	—	—	(31,586)
Unrealized loss	—	—	(2,557)	(2,557)
Currency translation adjustment	(1,548)	(6)	—	(1,554)

Balance at December 31, 2016	$390,330	$4,329	$5,274	$399,933
Investments made/transfers from prepayments	31,776	22,307	—	54,083
Gain from equity method investment	—	1,030	—	1,030
Dividend received from equity method investment	—	(267)	—	(267)
Impairment on investments	(4,747)	—	—	(4,747)
Unrealized loss	—	—	(995)	(995)
Currency translation adjustment	2,997	303	—	3,300

Balance at December 31, 2017	$420,356	$27,702	$4,279	$452,337
Investments made/transfers from prepayments	134,797	97,337	—	232,134
Gain from equity method investment	—	57	—	57
Dividend received from equity method investment	—	(657)	—	(657)
Disposal of investments	—	(1,623)	—	(1,623)
Impairment on investments	(23,557)	—	—	(23,557)
Fair value change through earnings (including adjustment of subsequent price changes)	42,877	—	(2,803)	40,074
Currency translation adjustment	(3,854)	(325)	—	(4,179)

Balance at December 31, 2018	$570,619	$122,491	$1,476	$694,586

Schedule of the total carrying value of the equity securities accounted for measurement alternative

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of December 31, 2018 including cumulative unrealized upward and downward adjustments made to the initial cost basis of the securities (in thousands):

Initial cost basis	$555,153
Upward adjustments	42,877
Impairment	(23,557)
Foreign currency translation	(3,854)
Total carrying value at the end of the period	$570,619

Schedule of the carrying amount and fair value of the marketable security

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
	(In thousands)
One marketable security	$5,274	$—	$(995)	$4,279
December 31, 2017	$5,274	$—	$(995)	$4,279
One marketable security	$5,274	$—	$(3,798)	$1,476
December 31, 2018	$5,274	$—	$(3,798)	$1,476